Schedule of Changes in Benefit Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SERP [Member]
Changes in benefit obligation related to the SERP and other post-retirement plans
Benefit obligation, beginning balance	$ 5,052	$ 4,868
Interest cost	162	214	234
Service cost
Actuarial loss	614	620
Total disbursements	(637)	(650)
Benefit obligation, ending balance	5,191	5,052	4,868
Other Post-Retirement Plans [Member]
Changes in benefit obligation related to the SERP and other post-retirement plans
Benefit obligation, beginning balance	2,657	2,490
Interest cost	104	111	112
Service cost	3	3	3
Actuarial loss	1,785	309
Total disbursements	(384)	(256)
Benefit obligation, ending balance	$ 4,165	$ 2,657	$ 2,490